DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE R - DISCONTINUED OPERATIONS

The primary business activity of AerLine was to operate charter airline services and the aircraft used to fly these charters were leased from the Company. Additionally, Company  personnel dedicated time to providing general, administrative and consulting services to AerLine Holdings, which were covered under a shared service agreement.

The Company  had determined  that the business relationship with AerLine and its subsidiaries qualified AerLine as a VIE with the Company  deemed the primary beneficiary. Accordingly, the Company consolidated the financial results of AerLine in accordance  with ASC Topic 810 “Consolidation”.

Effective August 31, 2018, AerLine sold all of its interest in XTRA  Airways in consideration for a promissory note in the amount of $5,000,000 and a 9.99% interest in the buyer, at which point AerLine ceased to meet the consolidation criteria as a VIE under U.S. GAAP. The historical results of AerLine are reported  as discontinued operations in our consolidated statements  of operations for all periods presented.

Since the Company  did not have an equity interest in AerLine or participate otherwise in the sharing of the net results of the VIE, the accounting  guidance required that the noncontrolling interest on the consolidated statements  of operations for the Company  represent  the full results of the VIE before eliminations. The noncontrolling interest on the consolidated balance sheets represents the net equity of AerLine Holdings before eliminations.

The details of our income from discontinued operations, net of tax, consists of:

Year Ended December
31, 2018
Charter revenue	$28,385,000
Charter expenses	(19,865,000)
Selling, general and administrative	(9,693,000)
Depreciation	(1,659,000)
Gain on sale of intangible assets	23,177,000
Other income, net	2,294,000
Loss on deconsolidation	(1,380,000)
Total income from discontinued operations	$21,259,000

Total interest income charged by the Company  to AerLine Holdings for the years ended December 31, 2018 amount  to $850,000. The 2018 amount  was eliminated upon consolidation.

AerSale, Inc. and AerLine Holdings and its subsidiaries entered into shared services agreements to provide back office and executive services. For the year ended December 31, 2018, the Company  recognized $583,000, of revenue related to the agreements. The 2018 amount  was eliminated upon consolidation.

AerSale, Inc. and AerLine Holdings and its subsidiaries also entered into Goods and Services Agreements for AerSale, Inc. to provide aircraft,  parts and MRO services to the AerLine Holdings subsidiaries. For the year ended December 31, 2018, the Company  recognized $3,813,000, of revenue related to the agreements. The 2018 amount  was eliminated upon consolidation.

The Company  leased various aircraft to AerLine under operating  leases with terms ranging from 24 to 60 months,  expiring in 2021. On March  5, 2018, these lease agreements were terminated. Rental  income recognized by the Company  for the year ended December 31, 2018 was $2,419,000 and was eliminated upon consolidation.

A portion  of the balances due to the Company  from AerLine were forgiven in 2018. Amounts  due from AerLine as of December 31, 2020 and 2019, were $5,924,000 and $11,581,000, respectively. The balance due from AerLine as of December 31, 2020 and 2019 is presented in the consolidated balance sheets as due from related party, of which $474,000 and $6,131,000 is presented as a current asset as of December 31, 2020 and 2019, respectively, while $5,450,000  is presented as a long term asset as of December 31, 2020 and 2019. The balances due from AerLine as of December 31, 2020 and 2019 are unsecured and AerLine currently  has no operations. The Company  has the right to all proceeds received from AerLine related to the sale of assets. The primary asset is the 9.99% ownership interest in the entity that acquired the XTRA Airways customer relationships. The amount  of ultimate proceeds to be received through  the sale of these assets is uncertain. Should the proceeds received be less than the $5,924,000 asset currently recorded on the Company’s December 31, 2020 balance sheet, the Company  will need to record an impairment charge for the difference.